MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2023
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

24   MAJOR CUSTOMERS AND SUPPLIERS

The Company defines “end user customers” or “customers” as the end users of the Company’s services. The Company defines “contracting customers” as parties with which the Company enters into sales agreements, including (i) the Company’s end user customers that directly enter into sales agreements with the Company; and (ii) intermediate contracting parties that, at the request of the Company’s end user customers, enter into sales agreements with the Company, in which case the Company may provide services to the end user customers through such agreements.

During the years ended December 31, 2021, 2022 and 2023, the Company had the following contracting customers which generated over 10% of the Company’s total net revenues:

	Years ended December 31,
	2021	2022	2023

Contracting Customer A	1,736,295	1,895,877	1,992,667
Contracting Customer B	873,378	1,595,777	1,834,843
Contracting Customer C	785,528	1,130,799	1,420,163
Contracting Customer D	964,414	1,031,102	1,128,135

During the years ended December 31, 2021, 2022 and 2023, the Company had the following end user customers which generated over 10% of the Company’s total net revenues:

	Years ended December 31,
	2021	2022	2023

End User Customer One	1,850,523	2,341,346	2,778,151
End User Customer Two	1,735,536	1,857,369	1,676,064

During the years ended December 31, 2021, 2022 and 2023, the Company generated a portion of the net revenue attributable to End User Customer One and End User Customer Two through sales agreements entered into with them directly; during the same years, the Company generated the remaining portion of the net revenue attributable to End User Customer One and End User Customer Two through sales agreements entered into with intermediate contracting parties, including Contracting Customer A, Contracting Customer B, and Contracting Customer D.

During the years ended December 31, 2021, 2022 and 2023, the portion of net revenue generated by the Company from End User Customer One through sales agreements entered into with it directly is represented by the revenue listed under Contracting Customer C; during the same years, the portion of net revenue generated by the Company from End User Customer Two through sales agreements entered into with it directly is not disclosed as a separate line item under contracting customers above as it constituted less than 10% of the Company’s total net revenues in each year.

During the years ended December 31, 2021, 2022 and 2023, the numbers of major suppliers of the Company were one, one and one, respectively, from whom the purchase amounts from each of them accounted for over 10% of the Company’s operating expenditures. Severe impact can result from total or partial loss of the business relationship.